voxeljet UK	12 Months Ended
Dec. 31, 2017
voxeljet UK
voxeljet UK

9. voxeljet UK

Restructuring of voxeljet UK

Following a review of the financial performance of voxeljet UK and its current market environment, Management decided in October 2015 to focus voxeljet UK’s activities in the future solely on selling high‑speed, large‑format 3D printers and on‑demand parts services to industrial and commercial customers.

As a result, the Company entered into an agreement in November 2015 with an investor group that includes the founder of Propshop to sell certain assets supporting certain business lines that serve customers in the film and entertainment industry (the DPM business), transfer certain employees and contractual arrangements and settle the earnout and employment agreement with the managing director entered into in connection with the acquisition of voxeljet UK in exchange for net cash consideration of kEUR 365.

The charges from the restructuring of voxeljet UK amounted to € 2.7 million and included a loss from the sale of fixed assets, the impairments of certain intangible assets separately identified in the business acquisition and inventories as well as payments for early termination of contracts and the transfer of employees. The following table summarizes the amounts relating to the restructuring charges.

		December 31,
		2015
Components of restructuring charges	Line items in statement of comprehensive loss	(€ in thousands)
Write-off digital library	Cost of sales	309
Impairment of inventories	Cost of sales	1,068
Write-off customer list	Selling expense	380
Separation and breach of contract	Administrative expenses	260
Legal consulting	Administrative expenses	79
Settlement of rent agreements	Research and development expenses	67
Loss on disposal of fixed assets	Other operating expense	67
Transfer of employees	Other operating expense	275
Derecognition of goodwill due to disposed business	Other operating expense	129
Settlement of loan agreements	Finance expense	29

With respect to the remaining goodwill arising from the acquisition of voxeljet UK of kEUR 1,273, an impairment test was triggered by the sale of the DPM business. voxeljet UK is considered as one cash‑generating unit (CGU), which forms part of the Services segment.

The recoverable amount of this CGU was based on its value in use, determined by discounting the future expected cash flows to be generated from the continuing use of the CGU. The recoverable amount of the CGU of kGBP 2,975 was higher than its carrying amount of kGBP 2,263.

The key assumptions used in the estimation of the recoverable amount are set out below. The key assumptions represent Management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources. Further, the recoverable amount is particularly sensitive to the achievement of the forecasted revenue.

In percent	2015
WACC	10.1%
Terminal value growth rate	2.0%

The discount rate was a pre‑tax measure based on the rate of 10‑year UK government bonds, adjusted for a risk premium to reflect both the increased risk of investing in equities generally and the systematic risk of the specific CGU.

Five years of cash flows were included in the discounted cash flow model. A long‑term growth rate into perpetuity has been determined with the comparable nominal gross domestic product (GDP) rates in the UK.

The forecasted projection on free cash flow was estimated taking into account past experience in the UK and the Company’s service centers in Germany and the United States.

The estimated recoverable amount of the CGU exceeded its carrying amount by kGBP 712. Management has identified that a reasonably possible change in either the WACC or the revenue forecast could result in an impairment. In order to capture the sensitivity in revenues, the estimated revenue for the last year of the plan (2020) was adjusted, while keeping the assumed growth rate in terminal value unchanged. The following table shows the amount by which these assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

2015
WACC	2.5%
Revenue the last year of the plan	kGBP 200

Impairment charges 2016

On October 7, 2016 voxeljet UK’s most significant customer went into bankruptcy administration. Considering that development, voxeljet assessed the recoverability of the assets as of September 30, 2016, which resulted in a full impairment of trade receivables due from that customer of kEUR 293 and the goodwill for the CGU related to voxeljet UK.

The carrying amount of the CGU exceeded its recoverable amount of kEUR 1,471 (or kGBP 1,266) and consequently an impairment loss of kEUR 1,130 (or kGBP 907)  covering the entire balance of goodwill was recognized in other operating expenses in the consolidated statements of comprehensive loss.

The recoverable amount of the CGU was based on its value in use. The value in use was determined by discounting the future cash flows expected to be generated from the continued use of the CGU.

The projections of cash flows cover the remainder of the year 2016 (forecast) and the financial years 2017 to 2021 (terminal value). The projected cash flows were estimated taking into account the cease of operations of the CGU’s most significant customer, management’s experience in the UK marketplace and from the Company's other service centers in Germany and the United States.

The cost of capital (weighted average cost of capital, WACC) and the terminal value growth rate are other assumptions used in the estimation of the value in use:

2016
WACC	15.41%
Terminal value growth rate	1.00%

The parameters of the WACC are based on market observations as at September 30, 2016 (risk-free rate, spread, market risk premium, beta factor, leverage) and reflect the specific risks of voxeljet UK. The terminal value growth rate was determined on the basis of the expected long term development of prices in the UK and the relevant market for the CGU’s services.